Deregistration Cost	12 Months Ended
Dec. 31, 2025
Deregistration Cost [Abstract]
DEREGISTRATION COST

NOTE 17 – DEREGISTRATION COST

Huoerguosi was a wholly owned subsidiary of HiTek which main business was software sales. From its inception in 2017 to the beginning of 2022, Huoerguosi was exempted from corporate income tax in the PRC. In 2024, the Company closed down Huoerguosi. In August 2024, the Company ceased operation of Huoerguosi through the deregistration procedures but continued to run its software sales business through HiTek. The deregistration of Huoerguosi had no material impact on the Company’s software sales business. In connection with the deregistration of Huoerguosi, the Company recognized deregistration cost of $104,127 in 2024.